UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	03/31

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2007
(Amounts in Thousands, Except for Share)	(Unaudited)

	Shares/
	Principal
	Amount	Value
Commercial Paper (1.5%)
Chesham Finance, 5.45% (a), 4/2/07	$761	$762

Common Stocks (97.9%)
Airlines (1.1%)
Continental Airlines, Inc., Class B (b)	15,544	566

Automotive (1.3%)
Ford Motor Co.	83,600	660

Banks (1.7%)
Bank of America Corp.	16,200	826

Beverages (3.3%)
Coca-Cola Co.	17,600	845
Diageo plc, ADR	9,600	777
		1,622

Biotechnology (2.3%)
Gilead Sciences, Inc. (b)	14,700	1,124

Brokerage Services (3.5%)
Charles Schwab Corp.	93,993	1,719

Building Materials (1.0%)
USG Corp. (b)	10,145	474

Chemicals (3.7%)
E.I. du Pont de Nemours and Co.	16,900	836
PPG Industries, Inc.	13,900	977
		1,813

Coal (1.1%)
Peabody Energy Corp.	12,955	521

Computers & Peripherals (7.4%)
Cisco Systems, Inc. (b)	49,900	1,274
Dell, Inc. (b)	49,200	1,142
Seagate Technology	52,655	1,227
		3,643

Cosmetics & Toiletries (2.3%)
Procter & Gamble Co.	17,900	1,131

Electronics (4.5%)
General Electric Co.	63,000	2,228

Engineering (1.5%)
ABB Ltd., ADR	43,900	754

Environmental Control (1.5%)
Waste Management, Inc.	21,100	726

Financial Services (8.9%)
Ambac Financial Group, Inc.	5,031	435
Capital One Financial Corp.	3,875	292
Citigroup, Inc.	34,000	1,746
Legg Mason, Inc.	12,100	1,140
Western Union Co.	35,000	768
		4,381

Food Prcessing & Packaging (1.2%)
General Mills, Inc.	10,532	613

Forest Products & Paper (0.2%)
Weyerhaeuser Co.	1,575	118

Health Care (1.6%)
Medtronic, Inc.	16,200	795

See notes to schedules of investments.

1

Security Description	Shares	Value
Heavy Machinery (4.1%)
Caterpillar, Inc.	23,600	$1,582
Deere & Co.	4,112	447
		2,029

Home Builders (0.7%)
Toll Brothers, Inc. (b)	12,200	334

Insurance (2.7%)
American International Group, Inc.	19,624	1,319

Internet Service Provider (2.5%)
Yahoo, Inc. (b)	39,900	1,248

Investment Companies (1.4%)
Franklin Resources, Inc.	5,800	701

Machine-Diversified (1.5%)
Rockwell Automation, Inc.	12,300	736

Manufacturing-Miscellaneous (0.6%)
Siemens AG, ADR	2,685	288

Media (1.9%)
Time Warner, Inc.	14,300	282
Viacom, Inc., Class B (b)	15,800	649
		931

Oil & Gas Exploration-Production & Services (4.1%)
Chesapeake Energy Corp.	15,600	481
Transocean, Inc. (b)	18,737	1,531
		2,012

Oilfield Services & Equipment (3.8%)
Halliburton Co.	33,100	1,051
Schlumberger Ltd.	12,000	829
		1,880

Pharmaceuticals (5.2%)
Novartis AG, ADR	16,100	880
Pfizer, Inc.	39,905	1,008
Wyeth	13,200	660
		2,548

Retail-Specialty Stores (5.6%)
Best Buy Co., Inc.	21,900	1,067
The Home Depot, Inc.	31,600	1,161
Tiffany & Co.	11,500	523
		2,751

Semiconductors (9.4%)
Broadcom Corp., Class A (b)	7,450	231
Intel Corp.	113,550	2,168
STMicroelectronics N.V., ADR	51,150	977
Texas Instruments, Inc.	42,150	1,261
		4,637

Software & Computer Services (2.7%)
First Data Corp.	36,000	968
Microsoft Corp.	12,700	354
		1,322

Transportation Services (1.7%)
United Parcel Service, Inc., Class B	12,100	848

Utilities-Electric (1.2%)
Exelon Corp.	8,900	611

Utilities-Telecommunications (0.7%)
Sprint Nextel Corp.	18,700	355

See notes to schedules of investments.

2

Total Common Stocks (Cost $44,083)	48,264

Total Investments (Cost $44,845) — 99.4%	49,026
Other assets in excess of liabilities — 0.6%	276

NET ASSETS — 100.0%	$49,302

(a)                                  Rate represents the effective yield at purchase.

(b)                                Non-income producing security

ADR                    American Depositary Receipt

See notes to schedules of investments.

3

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	May 18, 2007

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	May 18, 2007

* Print the name and title of each signing officer under his or her signature.